Organization and Principal Activities	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Roan Holdings Group Co., Ltd. (formerly known as China Lending Corporation or DT Asia Investments Limited) (“Roan”, or the “Company”) is a holding company incorporated on April 8, 2014, under the laws of the British Virgin Islands. On November 27, 2019, the BVI Registrar of Corporate Affairs approved the Company’s name change to Roan Holdings Group Co., Ltd., and on January 8, 2020, the Financial Industry Regulatory Authority (“FINRA”) accepted the Company’s request for the following changes on the Over the Counter Bulletin Board (“OTCBB”): 1) the name change from China Lending Corporation to Roan Holdings Group Co., Ltd., and 2) the ticker symbol change from “CLDOF” to “RAHGF” for its ordinary shares and from “CLDCF” to “RONWF” for its warrants. The new CUSIPS of the Company’s ordinary shares and warrants are G7606D 115 and G7606D 107, respectively.

On December 30, 2019, the Company set up Fortis Industrial Group Limited (former name “Fortis Health Industrial Group Limited”) in Hong Kong, which is a holding company of several direct and indirect subsidiaries and as such, does not currently have any business operations. Fortis Industrial Group Limited directly owns 100% of the equity in Zhongtan Future Industrial Operation (Hangzhou) Co., Ltd., which was incorporated on June 23, 2022. Zhongtan provides industrial operation services focusing on new energy storage, new materials and the semiconductor industry.

On February 28, 2020, a new wholly-owned subsidiary, Ningbo Zeshi Insurance Technology Co., Ltd. (“Zeshi Insurance”), was incorporated under the laws of the PRC. Its principal business is providing insurance technology services and related services.

On March 3, 2020, a new wholly-owned subsidiary, Zeshi (Hangzhou) Health Management Co., Ltd. (“Zeshi Health”), was incorporated under the laws of the PRC. Zeshi Health provides services in health management, health big data management and blockchain technology-based health information management.

On June 23, 2022, a new wholly-owned subsidiary, Zhongtan Future Industrial Operation (Hangzhou) Co., Ltd. (“Zhongtan Industrial Operation”), was incorporated under the laws of the PRC, which provides industrial operation services focusing on new energy storage, new materials and semiconductor industry.

Incorporation of joint ventures

On April 2, 2022, the Company’s subsidiary, Hangzhou Zeshi Investment Partnership (Limited Partnership) (杭州泽时投资合伙企业(有限合伙) ) (“Hangzhou Zeshi”), invested RMB 22 million (approximately $3.41 million) to a joint venture, Zhongxin Future (Hangzhou) Semiconductor Technology Industry Development Co., Ltd. (中芯未来（杭州）半导体科技产业发展有限公司) (“ZhongXin”) and holds 22% of the equity in the joint venture. ZhongXin provides industrial operation solutions and will set up industrial parks by collaborating with local government in multiple areas for the manufacturing, marketing and distribution of the semiconductor products and new materials.

 On December 16, 2021, Hangzhou Zeshi invested RMB 2 million (approximately $0.31 million) in Zhongtan Future New Energy Industry Development (Zhejiang) Co., Ltd. （中碳未来新能源产业发展（浙江）有限公司） (“Zhongtan Future”), and held 2% its equity. On June 1, 2022, a shareholder of Zhongtan Future agreed to transfer 8% of its equity interest in Zhongtan Future to Hangzhou Zeshi. After the transfer, Hangzhou Zeshi owns 10% of the equity interest in Zhongtan Future.

On November 8, 2021,the Company set up a joint venture company, FINE C+ Interactive Technology (Hangzhou) Limited (乐享未来互动科技（杭州）有限公司) (“FINE C+ Interactive”) to provide cultural and tourism services, education development industry business and personal financial services. The Company and the Company’s business partner, Shuzhiyun Holdings (Beijing) Co., Ltd. (“Shuzhiyun”) hold 35% and 14% of the equity in the joint venture, respectively.

On October 14, 2021, the Company’s subsidiary, Yifu Health Industry (Ningbo) Co., Ltd. (“Yi Fu”) set up a joint venture company, FINE C+ Health (Hangzhou) Technology Limited (乐享未来健康科技（杭州）有限公司) (“FINE C+ Health”), to provide online medical consultation and traditional Chinese medicine. Yi Fu and the business partner of the Company, Shuzhiyun, hold 40% and 30% of the equity in the joint venture, respectively.

As of the date of this report, none of above investments in joint ventures had been paid.

Disposition of China Roan Industrial-Financial Holdings Group Co., Ltd. (“Roan HK”) in fiscal year 2021.

On September 30, 2021, the Company sold 100% of the equity interest it held in China Roan Industrial-Financial Holdings Group Co., Ltd. (“Roan HK”), a holding company that has no business operations, to Yuanjia Asset Management Co., Ltd., a BVI company (“Yuanjia”), for a total of approximately $282 (HK$2,200). The net assets of Roan HK were negative $492,495 as of September 30, 2021, resulting in a gain on deconsolidation of $492,777 and other comprehensive loss of $2,494. Roan HK’s subsidiary, Jing Kai was disposed at the same time.

As of June 30, 2022, the Company was mainly engaged in industrial financial services, which included financial guarantee services and financial consulting services, and industrial operation services. The industrial operation services focuses on the construction and operation services for industrial parks for new energy storage, new materials and the semiconductor industry.

The accompanying condensed consolidated financial statements reflect the activities of the Company and its subsidiaries as follows:

Name	Background	Ownership
Adrie Global Holdings Limited (“Adrie”)	● A BVI company ● Incorporated on November 19, 2014 ● A holding company	100% owned by Roan
China Roan Industrial-Financial Holdings Group Co., Limited (“Roan HK”)	● A Hong Kong company ● Incorporated on February 11, 2015 ● A holding company ● Formerly known as China Feng Hui Financial Holding Group Co., Limited ● Disposed in September 30, 2021.	100% owned by Adrie
Fortis Industrial Group Limited (“FIG”)	● A Hong Kong company ● Incorporated on December 30, 2019 ● A holding company ● Formerly known as “Fortis Health Industrial Group Limited”	100% owned by Adrie
Xinjiang Feng Hui Jing Kai Direct Lending Limited (“Jing Kai”)	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 14, 2015 ● Registered capital of $18 million ● A holding company ● Disposed in September 30, 2021 with Roan HK.	100% owned by Roan HK
Yifu Health Industry (Ningbo) Co., Ltd. (“Yi Fu”)	● A PRC company ● Incorporated on December 19, 2016 ● Registered capital of $30 million ● Planning for financial lease services ● Formerly known as Ningbo Ding Tai Financial Leasing Co., Limited.	100% owned by FIG
Zeshi (Hangzhou) Health Management Co., Ltd. (“Zeshi Health”)

●    A PRC company

●    Incorporated on March 3, 2020

●    Registered capital of RMB 5 million

●    Engaged in providing services in health management, health big data management and blockchain technology-based health information management.

100% indirectly owned by FIG
Ningbo Zeshi Insurance Technology Co. (“Zeshi Insurance”)	● A PRC company ● Incorporated on February 28, 2020 ● Registered capital of RMB 5 million ● Engaged in insurance technology services and related services.	100% indirectly owned by FIG

Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Hangzhou Zeshi”)

●    A PRC limited liability partnership

●    Incorporated on December 21, 2017

●    Acquired on November 29, 2019

●    Registered capital of $7,750,878 (RMB 51 million)

●    Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management

100% indirectly owned by FIG
Zhongtan Future Industrial Operation (Hangzhou) Co., Ltd. (“Zhongtan Industrial Operation”)	● A PRC company ● Incorporated on June 23, 2022 ● Registered capital of $1 million ● Planning for industrial operation services	100% directly owned by FIG

Yijia Travel (Hangzhou) Digital Technology Co. Ltd. (“Yijia”)

●    A PRC company

●    Incorporated on August 2, 2021

●    Registered capital of RMB 5 million

●    Established to engage in business travel services

●    In July, 2022, the Company announced Yiija was dissolving prior to material operations commencing

35% directly owned by FIG
FINE C+ Digital Technology (Hangzhou) Limited (“FINE C+ Digital”)

●    A PRC company

●    Incorporated on November 8, 2021

●    Registered capital of RMB 5 million

●    Established to engaged in lifestyle consumer services including cross-platform clearing and settlement services for consumer reward rights and interests

●    In July, 2022, the Company announced Fine C+ Digital was dissolving prior to material operations commencing

45% indirectly owned by FIG
Lixin Financial Holdings Group Limited (“Lixin Cayman”)	● A Cayman company ● Incorporated on October 25, 2017 ● A holding company	65.0177% owned by Roan

Name	Background	Ownership
Lixin Financial Holdings (BVI) Limited (“Lixin BVI”)	● A BVI company ● Incorporated on November 29, 2017 ● A holding company	100% owned by Lixin Cayman
Lixin Financial Holdings Group Limited (“Lixin HK”)	● A Hong Kong company ● Incorporated on January 15, 2018 ● A holding company	100% owned by Lixin BVI
Zhejiang Lixin Enterprise Management Group Co., Ltd. (“Zhejiang Lixin”)

●    A PRC limited liability company

●    Incorporated on July 3, 2015

●    Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up

●    Engaged in financial guarantee services and related assessment and management services

99% owned by Lixin HK and 1% owned by FIG
Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“Zhejiang Jingyuxin”)

●    A PRC limited liability company

●    Incorporated on January 5, 2013

●    Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up

●    Engaged in financial guarantee services and related assessment and management services

93.4% owned by Zhejiang Lixin
Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”)

●    A PRC limited liability company

●    Incorporated on March 21, 2017

●    Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up

●    Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors

100% owned by Zhejiang Jingyuxin
Lixin Supply Chain Management (Tianjin) Co., Ltd. (“Lixin Supply Chain”)	● A PRC limited liability company ● Incorporated on December 19, 2017 ● Registered capital of $1,513,226 (RMB 10 million) ● Planning for provision of supply chain management service	100% owned by LAM

The Company’s condensed consolidated statements of operations and comprehensive losses also included China Roan Industrial-Financial Holdings Group Co., Ltd. (“Roan HK”) and Roan HK’s 100%-owned subsidiary Xinjiang Feng Hui Jing Kai Direct Lending Ltd. (“Jing Kai”) for the period from January 1, 2021 to September 30, 2021 until Roan HK and Jing Kai was disposed of and deconsolidated at September 30, 2021.